UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower High Yield Bond Fund (Formerly Great-West High Yield Bond Fund)
(Institutional Class and Investor Class)
Annual Report
December 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Putnam Investment Management, LLC (“Putnam”)
Fund Performance
For the twelve-month period ended December 31, 2022, the Fund (Investor Class shares) returned -11.80%, relative to a -10.48% return for the J.P. Morgan Developed High Yield Index, and a 12.72% return for its composite index (an 80% weighting to the ICE BofA U.S. High Yield Index and a 20% weighting to the ICE BofA All U.S. Convertible Index), the Fund’s benchmark indexes.
Putnam Commentary
The first quarter kicked off 2022 with significant news flow, leaving investors to consider what may come in the year ahead. Russia invaded Ukraine on February 24th, only adding to already troubling inflation, and the Federal Reserve (the “Fed”) began their hiking cycle in March. These broader macro implications weighed significantly on risk assets. The S&P 500® Index and Dow Jones Industrial Average both ended the quarter down over 4%, while technology stocks fared significantly worse with the Nasdaq closing the quarter down roughly 9%. Treasuries sold-off and the curve flattened as the Fed raised rates 25 basis points (“bps”) at their mid-March meeting, The 2s/10s U.S. Treasury curve ended the quarter flat and moved into marginally negative territory as April began. In this environment, high yield posted negative returns for the quarter.
The second quarter closed out one of the weakest first halves of a year in history. Ultimately, there was no place to hide as both equity and bond markets saw broad-based losses due to stubbornly high inflation, increasingly hawkish central bank rhetoric, and geopolitical tensions stemming from Russia’s invasion of Ukraine. Similar to the first quarter, Treasury rates sold off and the curve flattened as the Fed raised rates by 50 bps at their May meeting and 75 bps at their June meeting, the largest rate hike since 1994. The 2s/10s U.S. Treasury curve briefly inverted at the beginning of the quarter, but ultimately ended the quarter +6 bps. Higher interest rates and geopolitical tensions continued to weigh on the corporate credit market with high yield corporate spreads widening 220 bps. As a result, high yield posted negative returns for the quarter.
The volatility experienced in the first half of the year carried over to the third quarter, as markets moved in dramatic fashion. The first half of the quarter began on positive footing with market participants comforted by a belief that inflation had peaked, while markets began to price in the probability of rate cuts in 2023. However, the sentiment began to shift following Fed Chair Powell’s comments at the Jackson Hole symposium in late August. Risk assets sold off once again and Treasury rates rose meaningfully across the curve as the risk of a recession ratcheted up further. The Fed continued to hike at an aggressive pace, raising rates by 75 bps at their July and September meetings. Given the Fed’s continued hawkish rhetoric, Treasury rates sold-off significantly, the curve flattened and inverted, and the 10-year reached above 4% intra-day for the first time since 2010. In this environment, high yield posted marginally negative returns for the quarter.
Fixed income markets eked out a modest gain in the fourth quarter, as optimism grew that the pace of Fed policy tightening would slow into 2023. Optimism improved in early November when the September consumer price index report showed a larger than expected decline in the pace of inflation and the Fed signaled it was considering slowing the pace of future interest rate hikes while measuring the impact of previous hikes. Meanwhile, the European Central Bank continued its hiking cycle, and the Bank of England also raised its benchmark rate. In December, the Fed scaled back its monetary tightening with a 50 bps rate hike after four 75 bps hikes. Still, Fed Chair Jerome Powell noted that rate hikes would continue in 2023. Amid this backdrop most bond indices produced modest positive gains in the final quarter of the year. High yield corporate credit fared better in the quarter, as credit spreads tightened.
The U.S. high yield default rate (including distressed exchanges) ended the year at 1.65% (+129 bps year-over-year). Total high yield new issue supply in 2022 only amounted to $106.5 billion (down almost 80%), while high yield funds reported an outflow of -$47 billion from the asset class. Given expected further tightening of monetary policy and higher interest rates, volatility may continue in fixed income markets.
On an absolute basis, both the high yield and convertible allocations generated negative returns but each outperformed their respective benchmarks on a gross basis. At the sector level, top contributors to relative returns included security selection within technology, diversified media, and services. On the other hand, overweight positioning and security selection within broadcasting, plus underweight exposure and security selection within metals & mining and telecommunications, detracted from relative returns. At the issuer level, overweight positioning to Antero Resources contributed to relative returns on the heels of rising oil prices throughout the first half of the year. Additionally, avoidance of Ligado Networks and overweight positioning to EQT contributed to relative returns. On the other hand, positioning to Ford Motor was the largest detractor from relative returns due to declining auto sales and the negative impacts of continued inflation on the auto industry. Overweight positioning to Apollo Global Management (Embarq) and Audacy detracted from relative returns as well.
The views and opinions in this report were current as of December 31, 2022 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2022 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	-11.61%	2.51%	3.43%
Investor Class	-11.80%	2.17%	3.69%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
A3	0.24%
Baa1	0.62
Baa2	0.44
Baa3	3.89
Ba1	6.05
Ba2	13.15
Ba3	12.08
B1	12.62
B2	10.66
B3	9.74
CCC, CC, C	0.87
Equities	3.38
Not Rated	19.09
Short Term Investments	7.17
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2022 to December 31, 2022).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/22)	(12/31/22)	(07/01/22 – 12/31/22)
Institutional Class
Actual	$1,000.00	$1,031.72	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77
Investor Class
Actual	$1,000.00	$1,031.99	$5.58
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55
* Expenses are equal to the Fund's annualized expense ratio of 0.74% for the Institutional Class shares and 1.09% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
BANK LOANS
$ 334,900	Adient US LLC(b) 7.63%, 04/08/2028 1-mo. LIBOR + 3.24%	$ 330,365
1,200,000	American Airlines Inc(b) 8.99%, 04/20/2028 3-mo. LIBOR + 4.22%	1,192,950
	Asurion LLC(b)
403,835	7.63%,07/31/2027 1-mo. LIBOR + 3.24%	399,796
935,000	9.63%,01/20/2029 1-mo. LIBOR + 5.24%	721,509
936,732	BMC Software Inc(b) 8.13%, 10/02/2025 1-mo. LIBOR + 3.74%	894,579
2,226,978	Brand Industrial Services Inc(b) 8.03%, 06/21/2024 3-mo. LIBOR + 3.27%	2,009,291
	Cengage Learning Inc(b)
759,263	9.87%,07/13/2026 6-mo. LIBOR + 2.68%	681,167
460,007	9.87%,07/14/2026 6-mo. LIBOR + 2.67%	412,692
995,273	Clarios Global LP(b) 7.63%, 04/30/2026 1-mo. LIBOR + 3.24%	952,228
1,285,431	Clear Channel Outdoor Holdings Inc(b) 7.91%, 08/21/2026 3-mo. LIBOR + 3.14%	1,164,279
741,910	CP Atlas Buyer Inc(b) 7.88%, 11/23/2027 1-mo. LIBOR + 3.49%	647,913
951,562	CQP Holdco LP(b) 8.48%, 06/05/2028 3-mo. LIBOR + 3.71%	946,011
292,050	Diamond BC BV(b) 7.16%, 09/29/2028 3-mo. LIBOR + 2.40%	281,974
1,673,068	DirectV Financing LLC(b) 9.38%, 08/02/2027 1-mo. LIBOR + 4.99%	1,622,615
715,000	Entercom Media Corp \ CBS Radio(b)(c) 6.84%, 11/17/2024 1-mo. LIBOR + 2.45%	504,075
138,600	Filtration Group Corp(b) 7.88%, 10/21/2028 1-mo. LIBOR + 3.49%	135,853
267,956	Garda World Security Corp(b) 8.93%, 10/30/2026 3-mo. LIBOR + 4.16%	260,084
304,423	GFL Environmental Inc(b) 7.41%, 05/30/2025 3-mo. LIBOR + 2.65%	304,233
330,750	Global Medical Response Inc(b) 8.42%, 10/02/2025 1-mo. LIBOR + 4.03%	231,250
676,782	Granite US Holdings Corp(b) 8.75%, 09/30/2026 3-mo. LIBOR + 3.98%	675,513
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 309,488	Greeneden Holdings II LLC(b) 8.38%, 12/01/2027 1-mo. LIBOR + 3.99%	$ 296,489
	iHeartCommunications Inc(b)
146,371	7.38%,05/01/2026 1-mo. LIBOR + 2.99%	133,838
1,295,190	7.63%,05/01/2026 1-mo. LIBOR + 3.24%	1,191,979
674,777	Klockner Pentaplast of America Inc(b) 8.26%, 02/04/2026 6-mo. LIBOR + 3.12%	596,335
916,304	LBM Acquisition LLC(b) 7.12%, 12/17/2027 6-mo. LIBOR + 1.98%	790,948
2,307,323	MajorDrive Holdings IV LLC(b) 8.81%, 06/01/2028 3-mo. LIBOR + 4.04%	2,163,115
1,913,095	Mauser Packaging Solutions Holding Co(b) 7.37%, 04/03/2024 1-mo. LIBOR + 2.98%	1,864,584
610,000	Neptune Bidco US Inc(b) 5.50%, 04/11/2029 3-mo. SOFR + 0.91%	547,475
975,150	Olympus Water US Holding Corp(b) 8.50%, 11/09/2028 3-mo. LIBOR + 3.73%	933,977
244,352	One Call Corp(b) 9.88%, 04/22/2027 3-mo. LIBOR + 5.11%	200,979
2,418,213	PECF USS Intermediate Holding III Corp(b) 8.63%, 12/15/2028 1-mo. LIBOR + 4.24%	2,009,131
2,340,899	PetsMart LLC(b) 8.13%, 02/11/2028 1-mo. LIBOR + 3.74%	2,289,692
529,650	Polaris Newco LLC(b) 8.73%, 06/02/2028 3-mo. LIBOR + 3.96%	482,171
852,841	Precisely Software Inc(b) 8.36%, 04/24/2028 3-mo. LIBOR + 3.59%	705,726
635,000	Proofpoint Inc(b) 10.98%, 08/31/2029 3-mo. LIBOR + 6.21%	607,484
2,426,539	Rocket Software Inc(b) 8.63%, 11/28/2025 1-mo. LIBOR + 4.24%	2,328,466
459,604	Starfruit Finco BV(b) 7.16%, 10/01/2025 3-mo. LIBOR + 2.40%	452,480
1,923,790	Terrier Media Buyer Inc(b) 8.23%, 12/17/2026 3-mo. LIBOR + 3.46%	1,797,026
775,000	TIBCO Software Inc(b) 9.18%, 03/30/2029 3-mo. SOFR + 4.59%	712,516
	UKG Inc(b)
727,151	7.00%,05/03/2026 3-mo. LIBOR + 2.23%	689,521

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 403,878	7.00%,05/04/2026 3-mo. LIBOR + 2.23%	$ 383,684
1,243,161	United AirLines Inc(b) 8.11%, 04/21/2028 3-mo. LIBOR + 3.34%	1,223,478
486,906	Vertiv Group Corp(b) 6.89%, 03/02/2027 1-mo. LIBOR + 2.50%	468,890
313,630	White Cap Buyer LLC(b) 8.07%, 10/19/2027 1-mo. SOFR + 3.71%	302,697
TOTAL BANK LOANS — 7.47% (Cost $39,459,408)		$ 37,541,058
CORPORATE BONDS AND NOTES
Basic Materials — 4.71%
1,640,000	ArcelorMittal SA 7.00%, 10/15/2039	1,664,338
140,000	ATI Inc 5.88%, 12/01/2027	133,880
240,000	Avient Corp(d) 7.13%, 08/01/2030	234,608
990,000	Axalta Coating Systems LLC(d)(e) 3.38%, 02/15/2029	816,914
504,000	Big River Steel LLC / BRS Finance Corp(d) 6.63%, 01/31/2029	480,174
	Celanese US Holdings LLC
490,000	6.17%, 07/15/2027	483,300
1,185,000	6.33%, 07/15/2029	1,151,395
	Commercial Metals Co
465,000	4.13%, 01/15/2030	411,458
1,410,000	4.38%, 03/15/2032	1,226,596
	Compass Minerals International Inc(d)
235,000	4.88%, 07/15/2024	225,894
1,015,000	6.75%, 12/01/2027	974,400
845,000	Constellium SE(d) 5.63%, 06/15/2028	780,966
1,540,000	First Quantum Minerals Ltd(d) 6.88%, 03/01/2026	1,458,413
1,550,000	Freeport-McMoRan Inc 5.45%, 03/15/2043	1,398,162
1,010,000	Herens Holdco SARL(d) 4.75%, 05/15/2028	754,884
700,000	Ingevity Corp(d) 3.88%, 11/01/2028	601,906
990,000	Mercer International Inc 5.13%, 02/01/2029	827,650
	Novelis Corp(d)
740,000	4.75%, 01/30/2030	656,058
1,180,000	3.88%, 08/15/2031	963,343
1,125,000	Olympus Water US Holding Corp(d) 4.25%, 10/01/2028	913,335
1,725,000	SCIH Salt Holdings Inc(d) 4.88%, 05/01/2028	1,480,179
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$1,815,000	Sylvamo Corp(d) 7.00%, 09/01/2029	$ 1,727,543
865,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc(d) 5.13%, 04/01/2029	560,278
1,125,000	Tronox Inc(d) 4.63%, 03/15/2029	935,156
	WR Grace Holdings LLC(d)
1,080,000	5.63%, 10/01/2024	1,063,800
1,495,000	4.88%, 06/15/2027	1,324,764
500,000	5.63%, 08/15/2029	403,635
		23,653,029
Communications — 11.36%
250,000	Altice Financing SA(d) 5.00%, 01/15/2028	201,250
	Altice France SA(d)
665,000	5.50%, 01/15/2028	520,775
560,000	5.13%, 07/15/2029	419,856
2,140,000	5.50%, 10/15/2029	1,631,814
2,840,000	Arches Buyer Inc(d) 4.25%, 06/01/2028	2,221,168
	CCO Holdings LLC / CCO Holdings Capital Corp
2,710,000	5.38%, 06/01/2029(d)	2,450,572
1,540,000	4.75%, 03/01/2030(d)	1,328,119
590,000	4.25%, 02/01/2031(d)	473,248
1,665,000	4.50%, 05/01/2032	1,325,340
1,935,000	Clear Channel Outdoor Holdings Inc(d) 5.13%, 08/15/2027	1,676,677
180,000	CommScope Inc(d) 6.00%, 03/01/2026	166,120
2,660,000	CSC Holdings LLC(d) 5.38%, 02/01/2028	2,144,625
1,215,000	Directv Financing LLC / Directv Financing Co-Obligor Inc(d) 5.88%, 08/15/2027	1,087,012
	DISH DBS Corp
310,000	5.88%, 11/15/2024	288,063
520,000	7.75%, 07/01/2026	419,323
1,570,000	5.25%, 12/01/2026(d)	1,322,466
810,000	5.75%, 12/01/2028(d)	646,481
855,000	5.13%, 06/01/2029	551,569
	Frontier Communications Holdings LLC(d)
2,290,000	5.88%, 10/15/2027	2,126,425
1,160,000	8.75%, 05/15/2030	1,179,429
470,000	Gen Digital Inc(d) 6.75%, 09/30/2027	460,600
2,515,000	Gray Escrow II Inc(d) 5.38%, 11/15/2031	1,812,435
	iHeartCommunications Inc
252	8.38%, 05/01/2027(e)	214
1,720,000	5.25%, 08/15/2027(d)	1,456,983
	Level 3 Financing Inc(d)
770,000	4.63%, 09/15/2027	641,025
1,570,000	4.25%, 07/01/2028	1,236,689

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Communications — (continued)
$1,050,000	Lumen Technologies Inc(d)(e) 4.50%, 01/15/2029	$ 724,722
	Match Group Holdings II LLC(d)
1,187,000	5.00%, 12/15/2027	1,092,040
910,000	4.63%, 06/01/2028	811,229
160,000	4.13%, 08/01/2030(e)	130,619
1,410,000	3.63%, 10/01/2031(e)	1,081,278
2,875,000	McGraw-Hill Education Inc(d) 5.75%, 08/01/2028	2,416,064
325,000	Millennium Escrow Corp(d) 6.63%, 08/01/2026	208,017
	Netflix Inc
45,000	5.88%, 02/15/2025	45,567
385,000	4.88%, 04/15/2028	371,751
1,330,000	5.88%, 11/15/2028	1,347,995
	News Corp(d)
1,240,000	3.88%, 05/15/2029	1,075,564
720,000	5.13%, 02/15/2032	655,200
	Scripps Escrow II Inc(d)
1,745,000	3.88%, 01/15/2029	1,400,363
480,000	5.38%, 01/15/2031(e)	384,724
	Sirius XM Radio Inc(d)
2,415,000	4.00%, 07/15/2028	2,101,774
315,000	4.13%, 07/01/2030	259,941
1,810,000	3.88%, 09/01/2031	1,412,106
965,000	Spanish Broadcasting System Inc(d) 9.75%, 03/01/2026	554,875
2,760,000	Sprint Capital Corp 6.88%, 11/15/2028	2,864,714
1,260,000	Sprint LLC 7.63%, 03/01/2026	1,325,906
1,479,000	T-Mobile USA Inc 2.88%, 02/15/2031	1,222,139
1,250,000	Townsquare Media Inc(d) 6.88%, 02/01/2026	1,109,377
1,335,000	TripAdvisor Inc(d) 7.00%, 07/15/2025	1,319,027
	Univision Communications Inc(d)
990,000	6.63%, 06/01/2027	955,162
595,000	7.38%, 06/30/2030	568,642
1,310,000	Urban One Inc(d) 7.38%, 02/01/2028	1,107,356
1,435,000	Virgin Media Finance PLC(d) 5.00%, 07/15/2030	1,150,956
905,000	VZ Secured Financing BV(d) 5.00%, 01/15/2032	735,422
940,000	Ziggo Bond Co BV(d) 6.00%, 01/15/2027	874,595
		57,095,403
Consumer, Cyclical — 12.68%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(d)
555,000	3.88%, 01/15/2028	496,473
260,000	4.38%, 01/15/2028	232,806
2,150,000	4.00%, 10/15/2030	1,741,092
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Allison Transmission Inc(d)
$ 720,000	4.75%, 10/01/2027	$ 667,684
1,660,000	3.75%, 01/30/2031	1,365,350
	American Airlines Inc / AAdvantage Loyalty IP Ltd(d)
405,000	5.50%, 04/20/2026	389,467
405,000	5.75%, 04/20/2029	370,152
	American Builders & Contractors Supply Co Inc(d)
780,000	4.00%, 01/15/2028	695,916
835,000	3.88%, 11/15/2029	682,571
	Asbury Automotive Group Inc(d)
180,000	4.63%, 11/15/2029	151,675
90,000	5.00%, 02/15/2032	74,043
	Bath & Body Works Inc
47,000	9.38%, 07/01/2025(d)	50,064
885,000	7.50%, 06/15/2029(e)	873,672
900,000	6.63%, 10/01/2030(d)	844,563
910,000	6.75%, 07/01/2036	799,799
	Beacon Roofing Supply Inc(d)
225,000	4.50%, 11/15/2026(e)	210,168
740,000	4.13%, 05/15/2029	614,934
	Boyd Gaming Corp
635,000	4.75%, 12/01/2027(e)	591,426
1,540,000	4.75%, 06/15/2031(d)	1,339,800
1,960,000	Caesars Resort Collection LLC / CRC Finco Inc(d) 5.75%, 07/01/2025	1,918,656
	Carnival Corp(d)
1,070,000	10.50%, 02/01/2026	1,075,093
1,210,000	5.75%, 03/01/2027	863,988
1,465,000	CDI Escrow Issuer Inc(d) 5.75%, 04/01/2030	1,313,269
	Cinemark USA Inc(d)
75,000	8.75%, 05/01/2025	75,736
1,040,000	5.88%, 03/15/2026	866,275
971,000	Clarios Global LP(d) 6.75%, 05/15/2025	973,244
1,440,000	Delta Air Lines Inc / SkyMiles IP Ltd(d) 4.75%, 10/20/2028	1,353,561
860,000	Everi Holdings Inc(d) 5.00%, 07/15/2029	738,711
1,205,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(d) 4.63%, 01/15/2029	1,019,713
1,070,000	Ford Motor Co(e) 7.45%, 07/16/2031	1,093,660
	Ford Motor Credit Co LLC
1,000,000	5.13%, 06/16/2025	961,342
1,000,000	5.11%, 05/03/2029(e)	905,545
8,410,000	4.00%, 11/13/2030	6,903,264
760,000	Hanesbrands Inc(d) 4.63%, 05/15/2024	736,081
1,915,000	Hilton Domestic Operating Co Inc 4.88%, 01/15/2030	1,735,392

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$2,120,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.88%, 04/01/2027	$ 2,017,875
865,000	IRB Holding Corp(d) 7.00%, 06/15/2025	862,838
115,000	KFC Holding Co / Pizza Hut Holdings LLC / Taco Bell of America LLC(d) 4.75%, 06/01/2027	110,400
1,655,000	Kontoor Brands Inc(d) 4.13%, 11/15/2029	1,350,662
2,190,000	Levi Strauss & Co(d) 3.50%, 03/01/2031	1,738,181
	Live Nation Entertainment Inc(d)
985,000	5.63%, 03/15/2026	931,503
1,030,000	6.50%, 05/15/2027	1,007,907
70,000	4.75%, 10/15/2027(e)	62,323
	Macy's Retail Holdings LLC(d)
110,000	5.88%, 03/15/2030	95,450
440,000	6.13%, 03/15/2032	369,833
	Mattel Inc(d)
80,000	3.38%, 04/01/2026	73,552
385,000	5.88%, 12/15/2027	377,647
1,410,000	3.75%, 04/01/2029	1,238,438
400,000	NCL Corp Ltd(d) 5.88%, 02/15/2027	346,520
	Newell Brands Inc
220,000	4.88%, 06/01/2025	213,950
2,260,000	4.45%, 04/01/2026	2,126,197
1,245,000	Penn Entertainment Inc(d) 5.63%, 01/15/2027	1,128,891
500,000	PetSmart Inc / PetSmart Finance Corp(d) 4.75%, 02/15/2028	452,754
140,000	Raptor Acquisition Corp / Raptor Co-Issuer LLC(d) 4.88%, 11/01/2026	124,376
	Royal Caribbean Cruises Ltd(d)
805,000	5.50%, 08/31/2026	677,206
230,000	9.25%, 01/15/2029	236,348
	Scotts Miracle-Gro Co(e)
750,000	4.50%, 10/15/2029	607,500
1,700,000	4.38%, 02/01/2032	1,281,290
2,060,000	Staples Inc(d) 7.50%, 04/15/2026	1,773,001
	Station Casinos LLC(d)
1,225,000	4.50%, 02/15/2028	1,064,993
985,000	4.63%, 12/01/2031	790,141
1,130,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 5.88%, 05/15/2025	1,054,830
	United Airlines Inc(d)
170,000	4.38%, 04/15/2026	157,577
375,000	4.63%, 04/15/2029	326,511
490,000	Univar Solutions USA Inc(d) 5.13%, 12/01/2027	464,692
1,610,000	Victoria's Secret & Co(d)(e) 4.63%, 07/15/2029	1,264,011
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$1,110,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp(d)(e) 5.25%, 05/15/2027	$ 1,001,743
	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(d)
115,000	7.75%, 04/15/2025	114,362
1,365,000	5.13%, 10/01/2029	1,169,982
	Yum! Brands Inc
2,115,000	4.75%, 01/15/2030(d)	1,940,512
195,000	3.63%, 03/15/2031	163,508
305,000	5.38%, 04/01/2032(e)	282,506
		63,725,195
Consumer, Non-Cyclical — 10.89%
204,000	1375209 BC Ltd(d) 9.00%, 01/30/2028	198,645
325,000	180 Medical Inc(d) 3.88%, 10/15/2029	279,403
1,880,000	ADT Security Corp(d) 4.13%, 08/01/2029	1,598,857
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(d)
390,000	7.50%, 03/15/2026	398,245
2,705,000	4.88%, 02/15/2030	2,414,104
1,405,000	Allied Universal Holdco LLC / Allied Universal Finance Corp / Atlas Luxco 4 SARL 4.63%, 06/01/2028(d)	1,157,395
	Bausch Health Cos Inc(d)
1,125,000	6.13%, 02/01/2027	775,834
1,725,000	4.88%, 06/01/2028	1,097,172
363,000	11.00%, 09/30/2028	283,084
72,000	14.00%, 10/15/2030	42,743
1,545,000	Block Inc(e) 3.50%, 06/01/2031	1,232,794
1,000,000	Carriage Services Inc(d) 4.25%, 05/15/2029	794,098
	Centene Corp
925,000	4.63%, 12/15/2029	845,298
785,000	3.00%, 10/15/2030	643,503
	Charles River Laboratories International Inc(d)
395,000	3.75%, 03/15/2029	349,338
1,180,000	4.00%, 03/15/2031	1,020,700
	CHS / Community Health Systems Inc(d)
210,000	8.00%, 03/15/2026	191,187
155,000	5.63%, 03/15/2027	132,906
2,415,000	6.00%, 01/15/2029	2,020,099
1,370,000	5.25%, 05/15/2030	1,033,031
1,245,000	Elanco Animal Health Inc 6.40%, 08/28/2028	1,184,630
1,295,000	Garda World Security Corp(d) 4.63%, 02/15/2027	1,143,459
	Gartner Inc(d)
1,140,000	3.63%, 06/15/2029	1,001,741
650,000	3.75%, 10/01/2030(e)	560,279

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	HCA Inc
$ 855,000	5.38%, 09/01/2026	$ 845,490
630,000	5.63%, 09/01/2028	626,429
1,405,000	3.50%, 09/01/2030	1,211,779
1,475,000	Herc Holdings Inc(d) 5.50%, 07/15/2027	1,375,806
2,190,000	Jazz Securities Designated Activity Co(d) 4.38%, 01/15/2029	1,951,618
	Lamb Weston Holdings Inc(d)
975,000	4.88%, 05/15/2028	923,813
975,000	4.13%, 01/31/2030	861,120
2,415,000	Medline Borrower LP(d) 3.88%, 04/01/2029	1,946,393
1,690,000	Neptune Bidco US Inc(d)(e) 9.29%, 04/15/2029	1,592,825
1,825,000	NESCO Holdings II Inc(d) 5.50%, 04/15/2029	1,596,875
255,000	Option Care Health Inc(d) 4.38%, 10/31/2029	223,051
	Organon & Co / Organon Foreign Debt Co-Issuer BV(d)
1,255,000	4.13%, 04/30/2028	1,111,177
200,000	5.13%, 04/30/2031	173,176
	Owens & Minor Inc(d)
1,175,000	4.50%, 03/31/2029(e)	936,828
1,260,000	6.63%, 04/01/2030	1,082,844
	Prime Security Services Borrower LLC / Prime Finance Inc(d)
200,000	3.38%, 08/31/2027	172,637
365,000	6.25%, 01/15/2028	332,208
	Sabre GLBL Inc(d)
1,240,000	9.25%, 04/15/2025	1,235,197
250,000	7.38%, 09/01/2025	240,260
	Service Corp International
290,000	7.50%, 04/01/2027	295,455
710,000	5.13%, 06/01/2029	665,643
145,000	3.38%, 08/15/2030	117,872
2,110,000	4.00%, 05/15/2031	1,777,096
1,150,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(d) 4.63%, 11/01/2026	1,086,509
965,000	Spectrum Brands Inc(d) 5.00%, 10/01/2029	835,136
	Tenet Healthcare Corp
149,000	4.63%, 07/15/2024	145,313
1,230,000	4.88%, 01/01/2026(d)	1,163,141
1,855,000	5.13%, 11/01/2027(d)	1,725,595
3,010,000	4.25%, 06/01/2029(d)	2,607,563
1,820,000	6.13%, 06/15/2030(d)	1,734,096
	Teva Pharmaceutical Finance Netherlands III BV
245,000	6.00%, 04/15/2024	240,120
1,725,000	6.75%, 03/01/2028(e)	1,681,875
2,015,000	5.13%, 05/09/2029(e)	1,794,452
		54,707,937
Principal Amount(a)		Fair Value
Energy — 12.71%
$ 345,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(d) 7.88%, 05/15/2026	$ 349,232
1,446,000	Antero Resources Corp(d) 7.63%, 02/01/2029	1,453,962
	Apache Corp
1,045,000	4.38%, 10/15/2028	940,564
1,095,000	5.10%, 09/01/2040	907,440
	Buckeye Partners LP
805,000	3.95%, 12/01/2026	720,233
750,000	4.50%, 03/01/2028(d)	659,247
445,000	5.85%, 11/15/2043	331,560
2,775,000	Callon Petroleum Co(d)(e) 7.50%, 06/15/2030	2,539,125
	Cheniere Energy Partners LP
760,000	4.00%, 03/01/2031	647,034
570,000	3.25%, 01/31/2032	452,983
1,965,000	Chord Energy Corp(d) 6.38%, 06/01/2026	1,913,772
	Comstock Resources Inc(d)
1,020,000	6.75%, 03/01/2029	920,550
665,000	5.88%, 01/15/2030	571,700
	Continental Resources Inc
520,000	4.50%, 04/15/2023	518,742
375,000	5.75%, 01/15/2031(d)	349,073
	DCP Midstream Operating LP
485,000	5.63%, 07/15/2027	481,101
1,170,000	6.75%, 09/15/2037(d)	1,179,346
	Devon Energy Corp
390,000	7.88%, 09/30/2031	440,090
275,000	7.95%, 04/15/2032	312,102
1,540,000	Encino Acquisition Partners Holdings LLC(d) 8.50%, 05/01/2028	1,407,545
3,345,000	Endeavor Energy Resources LP / EER Finance Inc(d) 5.75%, 01/30/2028	3,202,904
2,120,000	Energy Transfer LP(f) 6.63%, Perpetual	1,574,100
2,110,000	EnLink Midstream LLC(d) 5.63%, 01/15/2028	2,009,771
930,000	EQT Corp(e) 7.00%, 02/01/2030	964,522
	Hess Midstream Operations LP(d)
1,010,000	5.63%, 02/15/2026	983,826
510,000	5.13%, 06/15/2028	471,595
1,240,000	4.25%, 02/15/2030	1,060,102
480,000	5.50%, 10/15/2030	439,131
1,610,000	Holly Energy Partners LP / Holly Energy Finance Corp(d) 5.00%, 02/01/2028	1,465,915
100,000	Kinder Morgan Inc 7.80%, 08/01/2031	111,514
1,315,000	Kinetik Holdings LP(d) 5.88%, 06/15/2030	1,233,185
2,309,000	Nabors Industries Inc(d) 9.00%, 02/01/2025	2,337,836

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Energy — (continued)
	Occidental Petroleum Corp
$1,830,000	6.63%, 09/01/2030	$ 1,891,085
1,385,000	6.13%, 01/01/2031	1,397,728
4,460,000	6.45%, 09/15/2036	4,549,200
2,610,000	6.20%, 03/15/2040	2,554,135
1,145,000	Patterson-UTI Energy Inc 5.15%, 11/15/2029	1,026,228
	Permian Resources Operating LLC(d)
502,000	5.38%, 01/15/2026	456,963
2,870,000	6.88%, 04/01/2027	2,704,223
	Precision Drilling Corp(d)
2,235,000	7.13%, 01/15/2026	2,162,362
105,000	6.88%, 01/15/2029	97,756
2,235,000	Rockcliff Energy II LLC(d) 5.50%, 10/15/2029	2,044,913
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2025	23
	SM Energy Co
865,000	5.63%, 06/01/2025	830,392
1,435,000	6.75%, 09/15/2026	1,393,170
210,000	6.50%, 07/15/2028(e)	201,342
	Southwestern Energy Co
1,455,000	5.38%, 02/01/2029	1,348,872
1,690,000	5.38%, 03/15/2030	1,541,312
470,000	4.75%, 02/01/2032	401,657
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp(d)
1,958,000	5.50%, 01/15/2028	1,736,433
315,000	6.00%, 12/31/2030	272,390
	USA Compression Partners LP / USA Compression Finance Corp
915,000	6.88%, 04/01/2026	877,750
390,000	6.88%, 09/01/2027	364,650
	Venture Global Calcasieu Pass LLC(d)
740,000	3.88%, 08/15/2029	647,500
1,945,000	3.88%, 11/01/2033	1,588,870
885,000	Viper Energy Partners LP(d) 5.38%, 11/01/2027	840,317
		63,879,073
Financial — 5.07%
345,000	AG Issuer LLC(d) 6.25%, 03/01/2028	317,040
1,360,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(d) 4.25%, 10/15/2027	1,218,054
	Ally Financial Inc
110,000	5.75%, 11/20/2025	106,562
1,780,000	8.00%, 11/01/2031(e)	1,837,576
655,000	AmWINS Group Inc(d) 4.88%, 06/30/2029	555,536
1,275,000	Cobra AcquisitionCo LLC(d) 6.38%, 11/01/2029	752,250
Principal Amount(a)		Fair Value
Financial — (continued)
$ 200,000	Credit Suisse Group AG(d)(f) 6.38%, Perpetual	$ 143,334
230,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	236,900
	Freedom Mortgage Corp(d)
330,000	8.13%, 11/15/2024	303,600
1,149,000	8.25%, 04/15/2025	1,033,499
730,000	6.63%, 01/15/2027	568,123
	goeasy Ltd(d)
130,000	5.38%, 12/01/2024	124,709
1,060,000	4.38%, 05/01/2026	938,100
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
745,000	6.25%, 05/15/2026	715,868
2,505,000	5.25%, 05/15/2027	2,293,578
195,000	4.38%, 02/01/2029	164,902
	iStar Inc REIT
1,110,000	4.25%, 08/01/2025	1,087,716
2,120,000	5.50%, 02/15/2026	2,114,552
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(d)
110,000	5.25%, 10/01/2025	103,349
1,270,000	4.25%, 02/01/2027	1,066,837
1,015,000	4.75%, 06/15/2029	819,470
393,000	Lloyds Banking Group PLC(f) 7.50%, Perpetual	380,896
	Nationstar Mortgage Holdings Inc(d)
1,415,000	5.50%, 08/15/2028	1,153,807
1,170,000	5.75%, 11/15/2031	909,675
	OneMain Finance Corp
240,000	7.13%, 03/15/2026	228,211
1,190,000	6.63%, 01/15/2028	1,095,788
1,760,000	5.38%, 11/15/2029(e)	1,439,505
	PennyMac Financial Services Inc(d)
380,000	5.38%, 10/15/2025	342,465
1,035,000	5.75%, 09/15/2031	820,770
1,515,000	PHH Mortgage Corp(d) 7.88%, 03/15/2026	1,345,827
805,000	Realogy Group LLC / Realogy Co-Issuer Corp(d) 5.75%, 01/15/2029	608,894
140,000	Service Properties Trust REIT 7.50%, 09/15/2025	133,410
	Societe Generale SA(d)(f)
330,000	4.75%, Perpetual(e)	279,707
295,000	5.38%, Perpetual	238,990
		25,479,500
Industrial — 8.99%
	Amsted Industries Inc(d)
320,000	5.63%, 07/01/2027	303,571
845,000	4.63%, 05/15/2030	720,362

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Industrial — (continued)
	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC(d)(e)
$ 275,000	3.25%, 09/01/2028	$ 233,597
1,765,000	4.00%, 09/01/2029	1,398,811
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(d) 4.13%, 08/15/2026	519,722
1,000,000	Ball Corp EUR, 1.50%, 03/15/2027	944,669
305,000	Berry Global Inc(d) 5.63%, 07/15/2027	297,540
750,000	Boise Cascade Co(d) 4.88%, 07/01/2030	652,783
	Bombardier Inc(d)
450,000	7.50%, 03/15/2025	445,641
1,780,000	7.88%, 04/15/2027(e)	1,726,557
	Builders FirstSource Inc(d)
915,000	4.25%, 02/01/2032	741,816
425,000	6.38%, 06/15/2032	399,180
375,000	Camelot Return Merger Sub Inc(d) 8.75%, 08/01/2028	344,111
	Chart Industries Inc(d)
765,000	7.50%, 01/01/2030	769,047
150,000	9.50%, 01/01/2031	153,842
1,630,000	Covanta Holding Corp(d) 4.88%, 12/01/2029	1,335,410
666,000	Crown Cork & Seal Co Inc 7.38%, 12/15/2026	685,654
	GFL Environmental Inc(d)
1,665,000	4.00%, 08/01/2028	1,423,575
670,000	3.50%, 09/01/2028	589,039
115,000	4.75%, 06/15/2029	100,654
1,175,000	Graphic Packaging International LLC(d) 3.75%, 02/01/2030	998,725
1,855,000	Great Lakes Dredge & Dock Corp(d) 5.25%, 06/01/2029	1,442,077
1,710,000	Howmet Aerospace Inc 3.00%, 01/15/2029	1,453,500
2,500,000	Imola Merger Corp(d) 4.75%, 05/15/2029	2,169,034
630,000	Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC(d) 6.00%, 09/15/2028	507,761
700,000	JELD-WEN Inc(d)(e) 4.88%, 12/15/2027	526,869
935,000	Louisiana-Pacific Corp(d) 3.63%, 03/15/2029	807,696
1,690,000	Madison IAQ LLC(d) 4.13%, 06/30/2028	1,413,229
	Masonite International Corp(d)
170,000	5.38%, 02/01/2028	157,184
1,440,000	3.50%, 02/15/2030	1,164,854
Principal Amount(a)		Fair Value
Industrial — (continued)
	Mauser Packaging Solutions Holding Co(d)
$ 215,000	5.50%, 04/15/2024	$ 209,055
450,000	8.50%, 04/15/2024	440,981
495,000	MIWD Holdco II LLC / MIWD Finance Corp(d) 5.50%, 02/01/2030	394,094
1,565,000	Roller Bearing Co of America Inc(d) 4.38%, 10/15/2029	1,353,255
	Sensata Technologies BV(d)
2,560,000	4.00%, 04/15/2029	2,208,000
280,000	5.88%, 09/01/2030	265,363
1,285,000	Sensata Technologies Inc(d) 3.75%, 02/15/2031	1,057,092
	Standard Industries Inc(d)
870,000	5.00%, 02/15/2027	802,778
1,250,000	4.75%, 01/15/2028	1,124,862
820,000	4.38%, 07/15/2030	668,238
590,000	3.38%, 01/15/2031	443,977
905,000	Terex Corp(d) 5.00%, 05/15/2029	813,369
695,000	TK Elevator Midco GmbH EUR, 4.38%, 07/15/2027	658,181
	TransDigm Inc
1,255,000	6.25%, 03/15/2026(d)	1,237,668
175,000	6.38%, 06/15/2026(e)	170,267
1,135,000	5.50%, 11/15/2027	1,065,822
780,000	4.63%, 01/15/2029	685,831
2,775,000	4.88%, 05/01/2029	2,420,494
1,435,000	TTM Technologies Inc(d)(e) 4.00%, 03/01/2029	1,230,577
2,080,000	Vertiv Group Corp(d) 4.13%, 11/15/2028	1,768,000
	WESCO Distribution Inc(d)
460,000	7.13%, 06/15/2025	465,756
1,230,000	7.25%, 06/15/2028	1,245,958
		45,156,128
Technology — 2.63%
1,195,000	Boxer Parent Co Inc(d) 7.13%, 10/02/2025	1,162,151
1,065,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	907,050
640,000	Central Parent Inc / Central Merger Sub Inc(d)(e) 7.25%, 06/15/2029	625,998
1,195,000	Clarivate Science Holdings Corp(d) 3.88%, 07/01/2028	1,035,343
2,005,000	Cloud Software Group Holdings Inc(d) 6.50%, 03/31/2029	1,688,774
2,010,000	Crowdstrike Holdings Inc 3.00%, 02/15/2029	1,695,967
1,835,000	NCR Corp(d) 5.13%, 04/15/2029	1,534,653
	Twilio Inc
2,005,000	3.63%, 03/15/2029(e)	1,628,862

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Technology — (continued)
$ 410,000	3.88%, 03/15/2031	$ 325,276
3,135,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp(d) 3.88%, 02/01/2029	2,634,599
		13,238,673
Utilities — 1.33%
	Calpine Corp(d)
1,890,000	4.50%, 02/15/2028	1,685,839
470,000	4.63%, 02/01/2029	403,285
155,000	5.00%, 02/01/2031	130,030
	NRG Energy Inc
190,000	3.75%, 06/15/2024(d)	182,996
196,000	6.63%, 01/15/2027	194,344
730,000	5.25%, 06/15/2029(d)	644,400
1,365,000	3.88%, 02/15/2032(d)	1,025,183
185,000	Pacific Gas & Electric Co(h) 2.95%, 03/01/2026	169,553
390,000	Vistra Corp(d)(f) 7.00%, Perpetual	354,874
	Vistra Operations Co LLC(d)
1,875,000	5.00%, 07/31/2027	1,740,175
190,000	4.30%, 07/15/2029	171,161
		6,701,840
TOTAL CORPORATE BONDS AND NOTES — 70.37% (Cost $399,420,487)		$353,636,778
CONVERTIBLE BONDS
Communications — 3.54%
1,674,000	Airbnb Inc(j) 6.70%, 03/15/2026	1,377,702
941,000	Booking Holdings Inc(e) 0.75%, 05/01/2025	1,253,322
	DISH Network Corp
699,000	19.18%, 12/15/2025(j)	445,962
696,000	3.38%, 08/15/2026	436,044
1,523,000	Etsy Inc 0.25%, 06/15/2028	1,300,337
756,000	Fiverr International Ltd(j) 8.46%, 11/01/2025	609,663
	Liberty Media Corp
370,000	1.38%, 10/15/2023	455,655
657,000	2.75%, 12/01/2049(d)(e)	598,856
676,000	0.50%, 12/01/2050(d)	674,145
773,000	Liberty Media Corp / Liberty Formula One(d) 2.25%, 08/15/2027	738,601
924,000	Match Group Financeco 2 Inc(d) 0.88%, 06/15/2026	818,318
1,733,000	Okta Inc 0.38%, 06/15/2026	1,455,720
1,552,000	Palo Alto Networks Inc 0.38%, 06/01/2025	2,291,528
877,000	Perficient Inc 0.13%, 11/15/2026	677,482
Principal Amount(a)		Fair Value
Communications — (continued)
$1,396,000	Snap Inc(j) 9.96%, 05/01/2027	$ 975,106
765,000	Spotify USA Inc(j) 7.55%, 03/15/2026	615,825
628,000	TechTarget Inc(d)(j) 8.02%, 12/15/2026	476,652
1,319,000	Uber Technologies Inc(e)(j) 6.33%, 12/15/2025	1,110,936
697,000	Upwork Inc(e) 0.25%, 08/15/2026	522,652
663,000	Wayfair Inc 0.63%, 10/01/2025	428,630
553,000	Zillow Group Inc 2.75%, 05/15/2025	525,903
		17,789,039
Consumer, Cyclical — 2.38%
458,000	Burlington Stores Inc(e) 2.25%, 04/15/2025	526,700
984,000	Cheesecake Factory Inc 0.38%, 06/15/2026	806,265
964,000	DraftKings Holdings Inc(j) 11.84%, 03/15/2028	596,234
1,432,000	Ford Motor Co(j) 1.87%, 03/15/2026	1,351,092
890,000	IMAX Corp 0.50%, 04/01/2026	750,637
587,000	JetBlue Airways Corp 0.50%, 04/01/2026	427,968
1,149,000	Liberty TripAdvisor Holdings Inc(d) 0.50%, 06/30/2051	823,833
333,000	National Vision Holdings Inc 2.50%, 05/15/2025	456,904
	NCL Corp Ltd
431,000	5.38%, 08/01/2025	434,664
1,094,000	2.50%, 02/15/2027(d)	784,945
671,000	Patrick Industries Inc 1.75%, 12/01/2028	543,510
557,000	Royal Caribbean Cruises Ltd(d) 6.00%, 08/15/2025	699,592
1,187,000	Shake Shack Inc(j) 10.05%, 03/01/2028	781,194
1,542,000	Southwest Airlines Co(e) 1.25%, 05/01/2025	1,851,942
1,213,000	Vail Resorts Inc(j) 2.60%, 01/01/2026	1,125,057
		11,960,537
Consumer, Non-Cyclical — 3.29%
634,000	Alnylam Pharmaceuticals Inc(d) 1.00%, 09/15/2027	686,305
442,000	Ascendis Pharma A/S(d) 2.25%, 04/01/2028	452,180
722,000	Beauty Health Co(d)(e) 1.25%, 10/01/2026	545,832
	Block Inc
547,000	0.13%, 03/01/2025	520,334
1,062,000	0.25%, 11/01/2027	800,482

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 707,000	Brookdale Senior Living Inc 2.00%, 10/15/2026	$ 528,924
842,000	Chegg Inc(j) 7.49%, 09/01/2026	660,465
532,000	CONMED Corp(d) 2.25%, 06/15/2027	484,652
1,647,000	Dexcom Inc(e) 0.25%, 11/15/2025	1,791,112
1,425,000	Exact Sciences Corp 0.38%, 03/01/2028	1,116,915
333,000	Guardant Health Inc(j) 12.47%, 11/15/2027	207,093
	Halozyme Therapeutics Inc
852,000	0.25%, 03/01/2027(e)	824,843
192,000	1.00%, 08/15/2028(d)	226,200
688,000	Innoviva Inc 2.50%, 08/15/2025	700,728
544,000	Insmed Inc 0.75%, 06/01/2028	448,800
497,000	Insulet Corp 0.38%, 09/01/2026	701,764
928,000	Ironwood Pharmaceuticals Inc 1.50%, 06/15/2026	1,012,100
634,000	Jazz Investments I Ltd 2.00%, 06/15/2026	753,667
833,000	Lantheus Holdings Inc(d) 2.63%, 12/15/2027	838,748
637,000	Pacira BioSciences Inc 0.75%, 08/01/2025	573,698
126,000	Repligen Corp 0.38%, 07/15/2024	201,991
	Sarepta Therapeutics Inc
231,000	1.50%, 11/15/2024	431,508
368,000	1.25%, 09/15/2027(d)	424,120
860,000	Shift4 Payments Inc(j) 0.32%, 12/15/2025	851,937
975,000	Teladoc Health Inc(e) 1.25%, 06/01/2027	748,990
		16,533,388
Energy — 1.06%
746,000	Enphase Energy Inc(j) (2.80%), 03/01/2028	872,372
331,000	EQT Corp 1.75%, 05/01/2026	768,582
775,000	NextEra Energy Partners LP(d)(j) 0.21%, 11/15/2025	770,350
565,000	Northern Oil & Gas Inc(d) 3.63%, 04/15/2029	607,375
620,000	Pioneer Natural Resources Co 0.25%, 05/15/2025	1,445,840
699,000	SolarEdge Technologies Inc(e)(j) (7.18%), 09/15/2025	867,809
		5,332,328
Financial — 0.14%
1,020,629	SoFi Technologies Inc(d)(j) 12.16%, 10/15/2026	698,621
Principal Amount(a)		Fair Value
Industrial — 0.44%
$ 701,000	Axon Enterprise Inc(d) 0.50%, 12/15/2027	$ 694,691
1,043,000	John Bean Technologies Corp 0.25%, 05/15/2026	895,415
505,000	Middleby Corp 1.00%, 09/01/2025	593,628
		2,183,734
Technology — 3.37%
822,000	3D Systems Corp(j) 12.03%, 11/15/2026	560,604
1,145,000	Akamai Technologies Inc 0.38%, 09/01/2027	1,102,635
1,142,000	Bentley Systems Inc 0.38%, 07/01/2027	929,588
	Bill.com Holdings Inc(j)
486,000	(2.42%), 12/01/2025	497,178
627,000	6.23%, 04/01/2027	495,644
461,000	Box Inc(j) (7.81%), 01/15/2026	604,602
537,000	Ceridian HCM Holding Inc 0.25%, 03/15/2026	470,681
1,109,000	Cloudflare Inc(j) 6.26%, 08/15/2026	903,835
230,000	Confluent Inc(j) 8.02%, 01/15/2027	173,650
802,000	CyberArk Software Ltd(j) (2.93%), 11/15/2024	848,654
579,000	Datadog Inc 0.13%, 06/15/2025	631,834
540,000	DigitalOcean Holdings Inc(j) 8.62%, 12/01/2026	403,650
702,000	Envestnet Inc 0.75%, 08/15/2025	633,555
834,000	Everbridge Inc(j) 5.55%, 03/15/2026	707,899
332,000	HubSpot Inc 0.38%, 06/01/2025	409,024
531,000	Impinj Inc 1.13%, 05/15/2027	637,200
803,000	Lumentum Holdings Inc 0.50%, 12/15/2026	688,572
581,000	MongoDB Inc 0.25%, 01/15/2026	681,222
694,000	ON Semiconductor Corp(j) (5.66%), 05/01/2027	919,550
959,000	RingCentral Inc(j) 7.58%, 03/01/2025	823,541
1,498,000	Splunk Inc(e) 1.13%, 06/15/2027	1,264,012
675,000	Tyler Technologies Inc 0.25%, 03/15/2026	627,075
891,000	Unity Software Inc(j) 8.67%, 11/15/2026	666,913
720,000	Wolfspeed Inc(d) 1.88%, 12/01/2029	648,360
576,000	Zscaler Inc 0.13%, 07/01/2025	604,800
		16,934,278

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount(a)		Fair Value
Utilities — 0.13%
$ 668,000	NRG Energy Inc 2.75%, 06/01/2048	$ 660,318
TOTAL CONVERTIBLE BONDS — 14.35% (Cost $79,836,588)		$ 72,092,243
Shares
COMMON STOCK
Communications — 0.07%
14,260	Frontier Communications Parent Inc(k)	363,345
Consumer, Cyclical — 0.04%
5,800	Penn Entertainment Inc(k)	172,260
Energy — 0.20%
32,575	Antero Resources Corp(k)	1,009,499
Financial — 0.06%
9,069	OneMain Holdings Inc	302,088
Utilities — 0.01%
338	Genon Energy Inc(i)(k)	56,481
TOTAL COMMON STOCK — 0.38% (Cost $1,874,649)		$ 1,903,673
CONVERTIBLE PREFERRED STOCK
Communications — 0.30%
1,337	2020 Cash Mandatory Exchangeable Trust 5.25%(d)	1,529,555
Consumer, Cyclical — 0.11%
5,026	Aptiv PLC 5.50%	539,635
Consumer, Non-Cyclical — 0.92%
14,940	Becton Dickinson & Co 6.00%	748,494
11,921	Boston Scientific Corp 5.50%	1,369,156
1,286	Danaher Corp 5.00%(e)	1,745,521
9,052	Sabre Corp 6.50%	759,191
		4,622,362
Financial — 0.54%
1,676	Bank of America Corp 7.25%	1,944,160
13,721	KKR & Co Inc 6.00%	787,174
		2,731,334
Industrial — 0.22%
10,286	Chart Industries Inc 6.75%	520,472
5,824	RBC Bearings Inc 5.00%	598,881
		1,119,353
Shares		Fair Value
Utilities — 1.03%
11,878	AES Corp 6.88%	$ 1,213,219
9,490	American Electric Power Co Inc 6.13%(e)	492,721
46,404	NextEra Energy Inc 5.28%	2,346,186
7,628	PG&E Corp 5.50%	1,101,228
		5,153,354
TOTAL CONVERTIBLE PREFERRED STOCK — 3.12% (Cost $16,493,827)		$ 15,695,593
RIGHTS
Utilities — 0.00%(l)
18,138	Texas Competitive Electric Holdings(i)(k)	22,672
TOTAL RIGHTS — 0.00%(l) (Cost $20,531)—		$ 22,672
WARRANTS
Financial — 0.00%(l)
132	Guaranteed Rate Inc(i)(k)	7
TOTAL WARRANTS — 0.00%(l) (Cost $27,672)		$ 7
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,243,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(m), 4.36%(n)	2,243,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.45% (Cost $2,243,000)		$ 2,243,000

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.19%
$ 959,000	U.S. Treasury Bills(j) 3.91%, 01/17/2023	$ 957,234
Repurchase Agreements — 7.23%
8,857,742	Undivided interest of 10.85% in a repurchase agreement (principal amount/value $81,850,151 with a maturity value of $81,889,257) with Credit Agricole Securities (USA) Inc, 4.30%, dated 12/31/22 to be repurchased at $8,857,742 on 1/3/23 collateralized by Government National Mortgage Association securities, 3.00% - 4.00%, 11/20/48 - 8/20/52, with a value of $83,487,154.(m)	8,857,742
9,167,774	Undivided interest of 30.45% in a repurchase agreement (principal amount/value $30,227,575 with a maturity value of $30,242,017) with Bank of Montreal, 4.30%, dated 12/31/22 to be repurchased at $9,167,774 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 8/1/36 - 12/1/52, with a value of $30,832,126.(m)	9,167,774
9,167,774	Undivided interest of 8.38% in a repurchase agreement (principal amount/value $109,701,194 with a maturity value of $109,753,607) with RBC Capital Markets Corp, 4.30%, dated 12/31/22 to be repurchased at $9,167,774 on 1/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 6.00%, 9/1/24 - 10/20/52, with a value of $111,895,218.(m)	9,167,774
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$9,167,774	Undivided interest of 8.44% in a repurchase agreement (principal amount/value $108,937,825 with a maturity value of $108,989,873) with Bank of America Securities Inc, 4.30%, dated 12/31/22 to be repurchased at $9,167,774 on 1/3/23 collateralized by Federal National Mortgage Association securities, 1.50% - 6.50%, 5/1/37 - 5/1/58, with a value of $111,116,581.(m)	$ 9,167,774
		36,361,064
TOTAL SHORT TERM INVESTMENTS — 7.42% (Cost $37,318,298)		$ 37,318,298
TOTAL INVESTMENTS — 103.56% (Cost $576,694,460)		$520,453,322
OTHER ASSETS & LIABILITIES, NET — (3.56)%		$ (17,907,990)
TOTAL NET ASSETS — 100.00%		$502,545,332

See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of December 31, 2022
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2022.
(c)	All or a portion of this position has not settled as of December 31, 2022. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(e)	All or a portion of the security is on loan at December 31, 2022.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of December 31, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At December 31, 2022, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
MS	USD	274,568	EUR	259,800	March 15, 2023	$(5,034)
RBS	USD	312,852	EUR	295,900	March 15, 2023	(5,602)
SSB	USD	975,491	EUR	923,600	March 15, 2023	(18,507)
					Net Depreciation	$(29,143)
Counterparty Abbreviations:
MS	Morgan Stanley & Co LLC
RBS	Royal Bank of Scotland
SSB	State Street Bank
Currency Abbreviations
EUR	Euro Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2022
Empower High Yield Bond Fund
ASSETS:
Investments in securities, fair value (including $37,041,882 of securities on loan)(a)	$484,092,258
Repurchase agreements, fair value(b)	36,361,064
Cash	14,127,038
Cash pledged on centrally cleared swaps	421,039
Dividends and interest receivable	6,311,055
Subscriptions receivable	465,191
Receivable for investments sold	2,892,402
Variation margin on centrally cleared swaps	3,591
Total Assets	544,673,638
LIABILITIES:
Payable for director fees	8,131
Payable for investments purchased	986,517
Payable for other accrued fees	105,512
Payable for shareholder services fees	92,030
Payable to investment adviser	337,134
Payable upon return of securities loaned	38,604,064
Redemptions payable	1,965,775
Unrealized depreciation on forward foreign currency contracts	29,143
Total Liabilities	42,128,306
NET ASSETS	$502,545,332
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,383,235
Paid-in capital in excess of par	576,857,076
Undistributed/accumulated deficit	(80,694,979)
NET ASSETS	$502,545,332
NET ASSETS BY CLASS
Investor Class	$277,799,433
Institutional Class	$224,745,899
CAPITAL STOCK:
Authorized
Investor Class	160,000,000
Institutional Class	170,000,000
Issued and Outstanding
Investor Class	38,827,484
Institutional Class	25,004,863
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.15
Institutional Class	$8.99
(a) Cost of investments	$540,333,396
(b) Cost of repurchase agreements	$36,361,064
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2022
Empower High Yield Bond Fund
INVESTMENT INCOME:
Interest	$20,110,005
Income from securities lending	232,342
Dividends	1,020,151
Total Income	21,362,498
EXPENSES:
Management fees	3,872,790
Shareholder services fees – Investor Class	1,032,049
Audit and tax fees	72,012
Custodian fees	50,729
Directors fees	34,044
Legal fees	10,169
Pricing fees	65,774
Registration fees	92,973
Shareholder report fees	40,145
Transfer agent fees	8,224
Other fees	14,178
Total Expenses	5,293,087
Less amount waived by investment adviser	227,011
Net Expenses	5,066,076
NET INVESTMENT INCOME	16,296,422
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(21,556,138)
Net realized gain on credit default swaps	375,200
Net realized loss on forward foreign currency contracts	(78,641)
Net Realized Loss	(21,259,579)
Net change in unrealized depreciation on investments and foreign currency translations	(67,714,788)
Net change in unrealized depreciation on forward foreign currency contracts	(29,143)
Net Change in Unrealized Depreciation	(67,743,931)
Net Realized and Unrealized Loss	(89,003,510)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(72,707,088)
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2022 and December 31, 2021
Empower High Yield Bond Fund	2022	2021
OPERATIONS:
Net investment income	$16,296,422	$9,880,366
Net realized gain (loss)	(21,259,579)	11,530,766
Net change in unrealized depreciation	(67,743,931)	(11,150,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	(72,707,088)	10,260,558
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(9,777,391)	(3,584,474)
Institutional Class	(6,704,062)	(6,165,544)
From Net Investment Income and Net Realized Gains	(16,481,453)	(9,750,018)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	191,879,707	297,794,960
Institutional Class	24,697,577	62,281,345
Shares issued in reinvestment of distributions
Investor Class	9,777,391	3,584,474
Institutional Class	6,704,062	6,165,544
Shares redeemed
Investor Class	(166,072,590)	(13,027,315)
Institutional Class	(59,165,874)	(47,524,998)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,820,273	309,274,010
Total Increase (Decrease) in Net Assets	(81,368,268)	309,784,550
NET ASSETS:
Beginning of year	583,913,600	274,129,050
End of year	$502,545,332	$583,913,600
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	25,308,433	34,896,051
Institutional Class	2,573,983	5,949,315
Shares issued in reinvestment of distributions
Investor Class	1,364,405	426,606
Institutional Class	746,178	590,148
Shares redeemed
Investor Class	(22,431,167)	(1,534,926)
Institutional Class	(6,333,576)	(4,536,800)
Net Increase	1,228,256	35,790,394
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2022	$ 8.40	0.21	(1.21)	(1.00)	-	(0.25)	-	(0.25)	$ 7.15	(11.80%)
12/31/2021	$ 8.36	0.16	0.14	0.30	-	(0.26)	-	(0.26)	$ 8.40	3.65%
12/31/2020	$ 7.84	0.26	0.57	0.83	-	(0.31)	-	(0.31)	$ 8.36	10.79%
12/31/2019	$ 7.23	0.34	0.69	1.03	(0.00) (d)	(0.42)	-	(0.42)	$ 7.84	14.40%
12/31/2018	$ 8.13	0.43	(0.74)	(0.31)	-	(0.59)	-	(0.59)	$ 7.23	(3.92%)
Institutional Class
12/31/2022	$10.47	0.30	(1.52)	(1.22)	-	(0.26)	-	(0.26)	$ 8.99	(11.61%)
12/31/2021	$10.28	0.31	0.10	0.41	-	(0.22)	-	(0.22)	$10.47	4.03%
12/31/2020	$ 9.56	0.35	0.71	1.06	-	(0.34)	-	(0.34)	$10.28	11.27%
12/31/2019	$ 8.74	0.44	0.84	1.28	(0.00) (d)	(0.46)	-	(0.46)	$ 9.56	14.73%
12/31/2018	$ 9.69	0.55	(0.89)	(0.34)	-	(0.61)	-	(0.61)	$ 8.74	(3.58%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2022	$277,799	1.14%	1.09%	2.84%	49%
12/31/2021	$290,677	1.20%	1.10%	1.88%	58%
12/31/2020	$ 6,675	1.56%	1.10%	3.37%	61%
12/31/2019	$ 7,642	1.48%	1.10%	4.35%	64%
12/31/2018	$ 8,299	1.39%	1.10%	5.41%	40%
Institutional Class
12/31/2022	$224,746	0.76%	0.74%	3.13%	49%
12/31/2021	$293,237	0.78%	0.75%	2.94%	58%
12/31/2020	$267,454	0.79%	0.75%	3.71%	61%
12/31/2019	$262,043	0.78%	0.75%	4.66%	64%
12/31/2018	$239,618	0.79%	0.75%	5.76%	40%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2022

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower High Yield Bond Fund (the Fund) are included herein.
The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2022

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Rights, Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Annual Report - December 31, 2022

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$ —	$ 37,541,058	$ —	$ 37,541,058
Corporate Bonds and Notes	—	353,636,755	23	353,636,778
Convertible Bonds	—	72,092,243	—	72,092,243
Common Stock	1,847,192	—	56,481	1,903,673
Convertible Preferred Stock
Communications	1,529,555	—	—	1,529,555
Consumer, Cyclical	—	539,635	—	539,635
Consumer, Non-cyclical	748,494	3,873,868	—	4,622,362
Financial	1,944,160	787,174	—	2,731,334
Industrial	—	1,119,353	—	1,119,353
Utilities	—	5,153,354	—	5,153,354
	4,222,209	11,473,384	—	15,695,593
Rights	—	—	22,672	22,672
Warrants	—	—	7	7
Government Money Market Mutual Funds	2,243,000	—	—	2,243,000
Short Term Investments	—	37,318,298	—	37,318,298
Total Assets	$ 8,312,401	$ 512,061,738	$ 79,183	$ 520,453,322
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(29,143)	—	(29,143)
Total Liabilities	$ 0	$ (29,143)	$ —	$ (29,143)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Annual Report - December 31, 2022

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2022 and 2021 were as follows:
	2022	2021
Ordinary income	$16,481,453	$9,750,018
	$16,481,453	$9,750,018
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, foreign currency adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $6,104 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2022. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2022

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,183,212
Undistributed long-term capital gains	—
Capital loss carryforwards	(18,306,695)
Post-October losses	(6,468,432)
Net unrealized depreciation	(57,103,064)
Tax composition of capital	$(80,694,979)
At December 31, 2022, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2022, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2022, were as follows:
No Expiration	$(18,306,695)
Total	(18,306,695)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(394,470)	$(6,073,962)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2022 were as follows:
Federal tax cost of investments	$577,527,243
Gross unrealized appreciation on investments	4,326,196
Gross unrealized depreciation on investments	(61,429,260)
Net unrealized depreciation on investments	$(57,103,064)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Annual Report - December 31, 2022

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts notional amount of $435,221 in forward contracts for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held credit default swaps for 29 days in one month of the reporting period. For the reporting period, the Fund held an average notional amount of $0 in credit default swaps. As of December 31, 2022, there were no credit default swaps held.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2022 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(29,143)

Annual Report - December 31, 2022

The effect of derivative investments for the year ended December 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Credit contracts (swaps)	Net realized gain on credit default swaps	$375,200
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (78,641)	Net change in unrealized depreciation on forward foreign currency contracts	$(29,143)
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2022.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Liabilities (forward contracts)	$(29,143)	$—	$—	$—	$(29,143)
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). Effective April 29, 2022, as compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion dollars, 0.65% of the Fund’s average daily net assets over $1 billion dollars and 0.60% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to that date, as compensation for its services to Empower Funds, the Adviser received monthly compensation at the annual rate of 0.72% of the Fund’s average daily net assets up to $1 billion dollars, 0.67% of the Fund’s average daily net assets over $1 billion dollars and 0.62% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
Effective April 29, 2022, the Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.73% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). Prior to that date, the Adviser contractually agreed to waive fees or reimburse expenses that exceeded an annual rate of 0.75% of the Fund’s average daily net assets attributable to each class. The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$130,578	$156,428	$227,011	$0

Annual Report - December 31, 2022

The Adviser and Empower Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC (Putnam), an affiliate of the Adviser and Empower of America. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating Putnam, which receives monthly compensation for its services at the annual rate of 0.35% of the average daily net asset value.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $1,258,500 for the fiscal year ended December 31, 2022.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $288,339,801 and $247,017,896, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2022, the Fund had securities on loan valued at $37,041,882 and received collateral as reported on the Statement of Assets and Liabilities of $38,604,064 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of December 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$26,227,809
Convertible Bonds	10,412,441
Convertible Preferred Stock	1,963,814
Total secured borrowings	$38,604,064
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Annual Report - December 31, 2022

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Empower High Yield Bond Fund (the “Fund”), one of the funds of Empower Funds, Inc., as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2023
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2022, 14% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Empower Funds is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Empower Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 79	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Director, Gold, Inc; Member, Colorado State Fair Board Authority; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	45	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners LLC; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	45	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Director, Colorado State Housing Board; and former Director, Grand Junction Housing Authority; Counseling and Education Center	45	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 68	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	45	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 79	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	45	N/A
Interested Director*****
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower Life & Annuity Insurance Company of New York (“Empower of NY”); President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 39	Director, President & Chief Executive Officer	Since 2020	Senior Vice President & Head of Empower Investments, Empower, Empower of America and Empower of NY; President, Chief Executive Officer & Manager, ECM; formerly, Vice President, Empower Funds Investment Products and Empower Advisory Group, LLC (“EAG”)	45	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 66	Chief Compliance Officer	Since 2016	Head of Compliance, Empower Investments, Empower; Chief Compliance Officer, ECM and EAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Empower Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 48	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Empower; Vice President and Counsel, ECM; Secretary, Empower of America; Corporate Secretary, Empower of NY; formerly, Vice President & Counsel, Empower Funds; Vice President, Counsel & Secretary, EAG & EFSI	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 47	Treasurer	Since 2016 (Assistant Treasurer) Since 2021 (as Treasurer)	Vice President, Fund Administration, Empower; Treasurer, ECM; Vice President & Treasurer, Empower Trust Company, LLC (“ETC”); formerly, Assistant Treasurer Empower Funds & ETC	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 55	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Administration, Empower; Assistant Treasurer, ECM; Assistant Vice President and Assistant Treasurer, ETC	N/A	N/A
Abhijit Dande 8515 East Orchard Road, Greenwood Village, CO 80111 42	Derivatives Risk Manager	Since 2022	Assistant Vice President, Financial Risk Management, Empower; Derivatives Risk Manager, ECM	N/A	N/A
* A Director who is not an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) is referred to as an “Independent Director.”
** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2024. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the sole member of Resolute Capital Asset Partners LLC, which is the general partner for Resolute Capital Asset Partners Fund I LP. Goldman Sachs & Co. LLC, the clearing agent and custodian for Resolute Capital Asset Partners Fund I LP, is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Empower Core Strategies: Inflation-Protected

Securities, Empower Inflation-Protected Securities and Empower Mid Cap Value Funds; and a Sub-Adviser of the Empower Core Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Empower Core Strategies: U.S. Equity, Empower International Growth and Empower Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (1) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Empower International Value Fund, (2) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Virtus Fixed Income Advisers, LLC, a Sub-Adviser of the Empower Multi-Sector Bond Fund, and (3) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Empower Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** An “Interested Director” refers to a Director who is an “interested person” of Empower Funds (as defined in Section 2(a)(19) of the 1940 Act, as amended) by virtue of their affiliation with ECM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Empower Funds and its Directors is available in the Empower Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Empower Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://www.greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. Empower Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $996,300 for fiscal year 2021 and $1,031,500 for fiscal year 2022.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $40,000 for fiscal year 2021 and $42,000 for fiscal year 2022. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2021 and $0 for fiscal year 2022.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the

1No pre-approval is required as to non-audit services provided to Empower Funds if: (a) the aggregate amount of all non-audit services provided to Empower Funds constitute not more than 5% of the total amount of revenues paid by Empower Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2021 equaled $2,255,405 and for fiscal year 2022 equaled $1,022,840.
(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Empower Funds, Empower Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds; (b) these services were not recognized by Empower Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Empower Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Empower Funds’ primary investment adviser.

another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2023